RETIREMENT AND SEVERANCE BENEFITS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2019
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 78,357	¥ 79,839
Service cost	22,638	24,641	¥ 17,468
Interest cost	120	123	35
Actuarial (gain) loss	6,370	(15,518)
Benefits paid	(14,839)	(11,539)
Foreign currency exchange rate changes	(1,223)	811
Benefit obligation at end of year	91,423	78,357	79,839
Change in plan assets:
Fair value of plan assets at beginning of year	23,828	20,486
Employer contribution	16,622	14,329
Benefits paid	(14,839)	(11,539)
Foreign currency exchange rate changes	(119)	552
Fair value of plan assets at end of year	25,492	23,828	20,486
Funded status at end of year	(65,931)	(54,529)
Accumulated benefit obligations	81,177	70,688
Amounts recognized in the consolidated balance sheets
Retirement and severance benefits—current	8,012	8,468
Retirement and severance benefits—noncurrent	57,919	46,061
Amount recognized	65,931	54,529
Components of net periodic retirement cost
Service cost	22,638	24,641	17,468
Interest cost	120	123	35
Amortization of net gain	2,652	4,313	2,001
Net periodic retirement cost	25,410	29,077	19,504
Amounts recognized in other comprehensive income (loss), net of tax
Actuarial loss	(2,579)	13,759	¥ (17,495)
Amounts recognized in accumulated other comprehensive income (loss), net of tax
Accumulated actuarial loss	¥ (12,096)	¥ (9,517)
Estimated net actuarial loss that will be amortized from accumulated other comprehensive income into net periodic retirement cost in the next fiscal year				¥ 2,711
Assumptions used to determine the year-end benefit obligations
Discount rate (as a percent)	0.14%	0.27%
Rate of compensation increase (as a percent)	3.70%	4.70%
Weighted-average assumptions used to determine the net periodic retirement cost
Discount rate (as a percent)	0.27%	0.23%	0.17%
Rate of compensation increase (as a percent)	4.70%	5.10%	3.50%
Expected future benefit payments, which reflect expected future service
2019	¥ 8,012
2020	9,192
2021	10,423
2022	11,558
2023	11,678
2024 through 2029	¥ 50,136
Expected contribution to defined benefit pension plan in the next fiscal year				¥ 8,012